LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of land use right at cost less accumulated amortization
	December 31, 2016	December 31, 2015
Land use right	$1,339,137	$1,432,599
Less: accumulated amortization	(267,827)	(229,216)
Land use right, net	$1,071,310	$1,203,383

Schedule of estimated future amortization expenses
Year ending December 31
2017	$53,565
2018	53,565
2019	53,565
2020	53,565
2021	53,565
Thereafter	803,485
Total estimated future amortization expenses	$1,071,310